FIRST INVESTORS FUND FOR INCOME, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                January 21, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

            Re:  First Investors Fund For Income, Inc.
                 File No. 333-92093
                 ------------------

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Fund For Income, Inc. (the "Fund") hereby certifies:

      (1) The form of Prospectus/Proxy Statement that would have been filed under Rule 497(b) of the Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed on Form N-14 in connection with the Fund's proposed reorganization with Executive Investors Trust High Yield Fund portfolio; and

      (2) The text of Pre-Effective Amendment No. 1 was filed electronically with the Commission.

                                    Very truly yours,

                                    FIRST INVESTORS FUND FOR INCOME, INC.

                                    By:   /s/ C. Durso
                                          -------------------------
                                          C. Durso, Vice President